8. Goodwill and Intangible Assets, Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Amortization expense	$ 42,642	$ 0	$ 42,642	$ 0
Intangible Assets
Amortization expense			$ 50,322	$ 45,527